AETOS CAPITAL

Product Name:  Aetos Capital Opportunities Fund, LLC
               As of July 31, 2005

Product Description: The Aetos Capital Opportunities Fund is a SEC-registered
                     1940 Act Fund, designed to provide U.S. and Offshore investors a consistent absolute return with moderate to aggressive risk and return objectives. Employing a disciplined approach to strategy allocation, manager selection and portfolio monitoring, this Fund allocates capital to those managers which are: (a) niche strategies by style, sector, geographic region; (b) smaller hedge funds with less than $500 million in assets under management; (c) undiscovered or newly organized managers; or (d) funds seeking longer-term investment opportunities.

Total Firm Assets1:  $4,465MM

Total FoHF Assets:   $2,124MM

Total Strategy Assets2: $1,361MM -- Separate Accounts
                        $763MM -- Funds/Portfolios
                        $1,140MM -- Portable Alpha3

Auditor:                PricewaterhouseCoopers, LLP

Custodian:              SEI Private Trust Company, Inc.

Investment Objectives

Target Return4: T-Bills +7.00% to 9.00%
Target Risk4: 6.00% to 7.00%

Investment Opportunities6:
- Niche strategies by style, sector, or geographic region
- Smaller hedge funds where the portfolio manager intends, in general, to main-tain the fund's assets under management or close to $500 million or less
- Undiscovered or newly organized managers
- Funds seeking longer-term investment opportunities

Terms5

Management Fee            1.00% (0.75% on investments of $25mm+)
Performance Fee           10.0%
Hurdle Rate               T-bills
High Water Mark           Yes
Minimum Investment        $1 Million
Contributions             Monthly
Lock-Up                   1 Year
Redemptions               Quarterly
Notice Period             60 Days

Aetos Capital Opportunities Fund Sub-Strategy Allocation
Initial Allocation as of August 1, 2005

A pie chart is depicted here with the following pieces:
Real Assets: 13%
Credit Related: 20%
Event-Driven: 27%
Long/Short Equity: 40%

Number of Managers = 9
Number of Strategies= 7
Median Position Size = 13%
Average Position Size = 9%
Largest Position Size = 13%

Target7

A pie chart is depicted here with the following pieces:
Other: 0%-20%
Credit Related: 10%-30%
Event-Driven: 15%-35%
Real Asset: 5%-25%
Long Short Equity: 35%-75%

Number of Managers = 15-20
Number of Strategies = 10-15

Chief Investment Officer:
Anne Casscells-Menlo Park, CA

For More Information Please Contact: Andrea Bollyky (212) 201-2518 abollyky@aetoscapital.com

                                      David Tonkovich (212) 201-2532
dtonkovich@aetoscapital.com

                      Aetos Capital:  Portfolios and Products

Assets Under Management:
1Total Firm Assets = Aetos Absolute Return - $2,124MM
                     Aetos Fund Advisory - $341MM
                     Aetos Real Estate - $2,000MM

2Aetos Capital currently offers the following hedge fund of funds strategies to our clients:
Aetos Funds: SEC-registered, strategy-specific hedge fund of funds:
Aetos Capital Multi-Strategy Arbitrage Fund
Aetos Capital Distressed Investment Strategies Fund
Aetos Capital Long/Short Strategies Fund
Aetos Capital Market Neutral Strategies Fund
Aetos Capital Opportunities Fund

Aetos Portfolios: Tactical allocations to the Funds managed to specific return and volatility targets:
Aetos Capital Conservative Portfolio (lower volatility)
Aetos Capital Balanced Portfolio (moderate volatility)
Aetos Capital Growth Portfolio (higher volatility)

Custom Portfolios: Customized allocations to the Funds managed to client-specific return and volatility targets

Separate Accounts: Direct investments made in the client's name with underlying managers

Portable Alpha Mandates: Can utilize both commingled vehicles and separate accounts

3These assets are also included in the count for Funds/Portfolios and the Separate Accounts, as Aetos currently operates only the alpha portion of its portable alpha accounts.

4Target Returns and Returns:
     Target Returns - These figures represent estimated risk and return targets based on historical market patterns. There is no assurance that these objectives will be met in an actual portfolio. Target Risk - Estimate of the volatility over a full market cycle. This assumes at least one difficult or crisis period when the volatility and correlation of returns would increase.

5Terms:
     Standard terms associated with an investment in the Funds through the investment program described in the prospectuses
6Investment Opportunities:
     The Fund will seek investments having some or all of these characteristics. Allocations are subject to change.

7Target Allocations:
     Target Allocation represents Aetos' current intention upon full funding. There is no guarantee this target will be achieved or that Aetos' intentions will not change over time.


  Aetos Capital, LLC - 875 Third Avenue - New York, NY 10022 - (212) 201-2509 Aetos Alternatives Management, LLC - 2180 Sand Hill Road - Menlo Park, CA 94025
                                    (650) 234-1860